                                 RBC FUNDS, INC.

                            RBC LARGE CAP EQUITY FUND
                             RBC MID CAP EQUITY FUND
                            RBC SMALL CAP EQUITY FUND
                           RBC GOVERNMENT INCOME FUND
                             RBC QUALITY INCOME FUND
                      RBC NORTH CAROLINA TAX-FREE BOND FUND

                       SUPPLEMENT DATED FEBRUARY 18, 2004
            TO THE CLASS A AND CLASS B PROSPECTUS DATED JULY 25, 2003

Voyageur Asset Management Inc. ("Voyageur"), the investment advisor of each of the RBC Funds listed above (each an "RBC Fund," and collectively, the "RBC Funds") has proposed, and the Board of Directors (the "Board") of RBC Funds, Inc. recently approved, certain matters which could affect the RBC Funds in which you invest or are considering making an investment. These matters are described below. Shareholders and prospective shareholders should keep a copy of this supplement for future reference.

Upcoming Proxy Solicitation for the RBC Funds

Voyageur has undertaken an initiative to integrate its financial services operations by simplifying the existing lineup of funds for which it serves as investment advisor and standardizing current investment operations. This integration initiative involves reducing the number of funds (by combining similar funds), closing under-performing funds, and simplifying administration by integrating the remaining funds under a single legal entity and single board of trustees. A final step is to rename all the funds with a common name, the Tamarack Funds. This renaming will allow the funds' distributor to provide improved marketing and sales support to the funds by focusing resources on supporting a single name in the marketplace.

As a part of this integration initiative, the Board recently approved several matters applicable to the RBC Funds and called a special meeting ("Meeting") of the shareholders of the RBC Funds to consider these matters. The Meeting is scheduled to occur on March 15, 2004 and only shareholders of record on January 15, 2004 will be entitled to vote (whether via proxy or in person) at the Meeting. Shareholders entitled to vote at the Meeting were mailed proxy materials beginning on or about January 29, 2004.

The specific matters on which shareholders will be asked to vote, which may also be referred to as proposals, are as follows:

1. To approve the election of nine individuals to serve on the Board of Directors of RBC Funds, Inc.

2. To approve a proposed Agreement and Plan of Reorganization ("Plan") pursuant to which each RBC Fund would be reorganized as a corresponding separate portfolio of the Tamarack Funds Trust, a newly created Delaware statutory trust.

3. To approve the modification of each RBC Fund's fundamental investment policies/restrictions as part of an effort to modernize such investment policies/restrictions and increase the RBC Funds' investment flexibility.

4. To ratify the selection of Deloitte & Touche LLP as independent auditors of the RBC Funds for the current fiscal year.

The Tamarack Funds Trust will be organized as a Delaware statutory trust and is expected to consist of seventeen separate portfolios, which will be named the Tamarack Funds. Pursuant to the terms of the Plan, each Fund would be reorganized into a corresponding Tamarack Fund:

EXISTING RBC FUND                           NEW TAMARACK FUND
RBC Large Cap Equity Fund                   Tamarack Large Cap Equity Fund

RBC Mid Cap Equity Fund                     Tamarack Mid Cap Equity Fund

RBC Small Cap Equity Fund                   Tamarack Small Cap Equity Fund

RBC Government Income Fund                  Tamarack Government Income Fund

RBC Quality Income Fund                     Tamarack Quality Income Fund

RBC North Carolina Tax-Free Bond Fund       Tamarack North Carolina Tax-Free Bond Fund

If the Plan is approved by shareholders, and certain other conditions are satisfied, the reorganization transaction ("Reorganization") is scheduled to occur on or about March 31, 2004. The value of a shareholder's account would not change as a result of the Reorganization. Immediately after the Reorganization, a shareholder of an RBC Fund will own shares of the corresponding class of the corresponding Tamarack Fund that are equal in number and value to the shares of the RBC Fund that were held by that shareholder immediately prior to the Reorganization. The closing of the Reorganization would be conditioned upon, among other things, receiving an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Voyageur has agreed to bear all ordinary costs and expenses of the Reorganization, and there are not expected to be any extraordinary costs or expenses.

Certain operational features of the Tamarack Funds may differ from those of the corresponding RBC Funds. For example, certain Tamarack Funds may offer additional classes of shares. In addition, the Tamarack Funds (other than the money market Tamarack Funds) intend to impose a redemption fee as part of continuing efforts to deter market timing. It is expected that all non-money market Tamarack Funds generally will impose a redemption fee of 2% of the value of shares purchased on or after April 1, 2004 that are redeemed or exchanged within 30 days of purchase. The Tamarack Funds redemption fee is not expected to apply to shares purchased through reinvested distributions (dividends and capital gains) or through 401(k) and other employer-sponsored retirement plans (excluding IRA and other one-person retirement plans).

                                      * * *

The following replaces the "Portfolio Managers" section on page 18 of the
Prospectus:

PORTFOLIO MANAGERS

Voyageur is responsible for the overall management of each Fund's portfolio. Voyageur employs for each Fund a team approach to the management of the Fund, with no individual team member being responsible solely for investment decisions. Each Fund's management has access to Voyageur's investment research and other money management resources.

                                      * * *

                            RBC LARGE CAP EQUITY FUND
                             RBC QUALITY INCOME FUND

At a meeting held December 2, 2003, the Board of RBC Funds, Inc. determined to establish a new class of shares, to be called Class S, for each of Large Cap Equity Fund and Quality Income Fund. Class S shares of Large Cap Equity Fund will be issued to accounts of Babson Growth Fund in connection with the acquisition of all the assets of Babson Growth Fund by Large Cap Equity Fund, to be effective March 31, 2004 if approved by shareholders of Babson Growth Fund. Class S shares of Quality Income Fund will be issued to accounts of D. L. Babson Bond Trust, Portfolio L and Portfolio S (each a "Portfolio"), in connection with the acquisition of all the assets of the Portfolios by Quality Income Fund, to be effective March 31, 2004 as to each Portfolio if approved by shareholders of that Portfolio. Class S shares will have no sales charge and will not be subject to a distribution fee under Rule 12b-1. Upon the reorganization of Large Cap Equity Fund and Quality Income Fund into Tamarack Funds Trust, also to be effective March 31, 2004 if approved by shareholders, holders of such Class S shares will receive Class S shares of the Large Cap Equity Fund or Quality Income Fund, as applicable, of Tamarack Funds Trust.

                                 RBC FUNDS, INC.

                            RBC LARGE CAP EQUITY FUND
                             RBC MID CAP EQUITY FUND
                            RBC SMALL CAP EQUITY FUND
                           RBC GOVERNMENT INCOME FUND
                             RBC QUALITY INCOME FUND
                      RBC NORTH CAROLINA TAX-FREE BOND FUND

                       SUPPLEMENT DATED FEBRUARY 18, 2004
                  TO THE CLASS I PROSPECTUS DATED JULY 25, 2003


Voyageur Asset Management Inc. ("Voyageur"), the investment advisor of each of the RBC Funds listed above (each an "RBC Fund," and collectively, the "RBC Funds") has proposed, and the Board of Directors (the "Board") of RBC Funds, Inc. recently approved, certain matters which could affect the RBC Funds in which you invest or are considering making an investment. These matters are described below. Shareholders and prospective shareholders should keep a copy of this supplement for future reference.

Upcoming Proxy Solicitation for the RBC Funds

Voyageur has undertaken an initiative to integrate its financial services operations by simplifying the existing lineup of funds for which it serves as investment advisor and standardizing current investment operations. This integration initiative involves reducing the number of funds (by combining similar funds), closing under-performing funds, and simplifying administration by integrating the remaining funds under a single legal entity and single board of trustees. A final step is to rename all the funds with a common name, the Tamarack Funds. This renaming will allow the funds' distributor to provide improved marketing and sales support to the funds by focusing resources on supporting a single name in the marketplace.

As a part of this integration initiative, the Board recently approved several matters applicable to the RBC Funds and called a special meeting ("Meeting") of the shareholders of the RBC Funds to consider these matters. The Meeting is scheduled to occur on March 15, 2004 and only shareholders of record on January 15, 2004 will be entitled to vote (whether via proxy or in person) at the Meeting. Shareholders entitled to vote at the Meeting were mailed proxy materials beginning on or about January 29, 2004.

The specific matters on which shareholders will be asked to vote, which may also be referred to as proposals, are as follows:

1. To approve the election of nine individuals to serve on the Board of Directors of RBC Funds, Inc.

2. To approve a proposed Agreement and Plan of Reorganization ("Plan") pursuant to which each RBC Fund would be reorganized as a corresponding separate portfolio of the Tamarack Funds Trust, a newly created Delaware statutory trust.

3. To approve the modification of each RBC Fund's fundamental investment policies/restrictions as part of an effort to modernize such investment policies/restrictions and increase the RBC Funds' investment flexibility.

4. To ratify the selection of Deloitte & Touche LLP as independent auditors of the RBC Funds for the current fiscal year.

The Tamarack Funds Trust will be organized as a Delaware statutory trust and is expected to consist of seventeen separate portfolios, which will be named the Tamarack Funds. Pursuant to the terms of the Plan, each Fund would be reorganized into a corresponding Tamarack Fund:

EXISTING RBC FUND                           NEW TAMARACK FUND
RBC Large Cap Equity Fund                   Tamarack Large Cap Equity Fund

RBC Mid Cap Equity Fund                     Tamarack Mid Cap Equity Fund

RBC Small Cap Equity Fund                   Tamarack Small Cap Equity Fund

RBC Government Income Fund                  Tamarack Government Income Fund

RBC Quality Income Fund                     Tamarack Quality Income Fund

RBC North Carolina Tax-Free Bond Fund       Tamarack North Carolina Tax-Free Bond Fund

If the Plan is approved by shareholders, and certain other conditions are satisfied, the reorganization transaction ("Reorganization") is scheduled to occur on or about March 31, 2004. The value of a shareholder's account would not change as a result of the Reorganization. Immediately after the Reorganization, a shareholder of an RBC Fund will own shares of the corresponding class of the corresponding Tamarack Fund that are equal in number and value to the shares of the RBC Fund that were held by that shareholder immediately prior to the Reorganization. The closing of the Reorganization would be conditioned upon, among other things, receiving an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Voyageur has agreed to bear all ordinary costs and expenses of the Reorganization, and there are not expected to be any extraordinary costs or expenses.

Certain operational features of the Tamarack Funds may differ from those of the corresponding RBC Funds. For example, certain Tamarack Funds may offer additional classes of shares. In addition, the Tamarack Funds (other than the money market Tamarack Funds) intend to impose a redemption fee as part of continuing efforts to deter market timing. It is expected that all non-money market Tamarack Funds generally will impose a redemption fee of 2% of the value of shares purchased on or after April 1, 2004 that are redeemed or exchanged within 30 days of purchase. The Tamarack Funds redemption fee is not expected to apply to shares purchased through reinvested distributions (dividends and capital gains) or through 401(k) and other employer-sponsored retirement plans (excluding IRA and other one-person retirement plans).

                                      * * *

The following replaces the "Portfolio Managers" section on page 18 of the
Prospectus:

PORTFOLIO MANAGERS

Voyageur is responsible for the overall management of each Fund's portfolio. Voyageur employs for each Fund a team approach to the management of the Fund, with no individual team member being responsible solely for investment decisions. Each Fund's management has access to Voyageur's investment research and other money management resources.

                                      * * *

                            RBC LARGE CAP EQUITY FUND
                             RBC QUALITY INCOME FUND

At a meeting held December 2, 2003, the Board of RBC Funds, Inc. determined to establish a new class of shares, to be called Class S, for each of Large Cap Equity Fund and Quality Income Fund. Class S shares of Large Cap Equity Fund will be issued to accounts of Babson Growth Fund in connection with the acquisition of all the assets of Babson Growth Fund by Large Cap Equity Fund, to be effective March 31, 2004 if approved by shareholders of Babson Growth Fund. Class S shares of Quality Income Fund will be issued to accounts of D. L. Babson Bond Trust, Portfolio L and Portfolio S (each a "Portfolio"), in connection with the acquisition of all the assets of the Portfolios by Quality Income Fund, to be effective March 31, 2004 as to each Portfolio if approved by shareholders of that Portfolio. Class S shares will have no sales charge and will not be subject to a distribution fee under Rule 12b-1. Upon the reorganization of Large Cap Equity Fund and Quality Income Fund into Tamarack Funds Trust, also to be effective March 31, 2004 if approved by shareholders, holders of such Class S shares will receive Class S shares of the Large Cap Equity Fund or Quality Income Fund, as applicable, of Tamarack Funds Trust.